Provisions for legal proceedings - Summary of Contingent Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Estimated contingent liabilities for legal proceedings [line items]
Total	$ 56,669	$ 58,314
Tax [member]
Estimated contingent liabilities for legal proceedings [line items]
Total	37,290	39,137
Labor [member]
Estimated contingent liabilities for legal proceedings [line items]
Total	8,619	7,202
Civil-General [member]
Estimated contingent liabilities for legal proceedings [line items]
Total	6,539	9,621
Civil - Environmental [member]
Estimated contingent liabilities for legal proceedings [line items]
Total	$ 4,221	$ 2,354